Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information

5 Segment information

Aegon’s operating segments are based on the businesses as presented in internal reports that are regularly reviewed by the Executive Board which is regarded as the chief operating decision maker. All reportable segments are involved in insurance or reinsurance business, asset management or services related to these activities. The reportable segments are:

◆	Americas: one operating segment which covers business units in the United States, Brazil and Mexico, including any of the units’ activities located outside these countries;
◆	The Netherlands;
◆	United Kingdom;
◆	Central & Eastern Europe;
◆	Spain & Portugal;
◆	Asia: one operating segment which covers businesses operating in Hong Kong, Singapore, China, Japan, India and Indonesia including any of the units’ activities located outside these countries;
◆	Asset Management: one operating segment which covers business activities from Aegon Asset Management;
◆	Holding and other activities: one operating segment which includes financing, reinsurance activities, employee and other administrative expenses of holding companies.

Aegon’s segment information is prepared by consolidating on a proportionate basis Aegon’s joint ventures and associated companies.

Performance Measure

A non-IFRS performance measure of reporting segments utilized by the Company is underlying earnings before tax. Underlying earnings before tax reflects Aegon’s profit from underlying business operations and mainly excludes components that relate to accounting mismatches that are dependent on market volatility, updates to best estimate actuarial and economic assumptions and model updates or events that are considered outside the normal course of business.

Aegon believes that its performance measure underlying earnings before tax provides meaningful information about the underlying results of Aegon’s business, including insight into the financial measures that Aegon’s senior management uses in managing the business. Among other things, Aegon’s senior management is compensated based in part on Aegon’s results against targets using underlying earnings before tax. While many other insurers in Aegon’s peer group present substantially similar performance measures, the performance measures presented in this document may nevertheless differ from the performance measures presented by other insurers.

There is no standardized meaning to these measures under IFRS or any other recognized set of accounting standards.

The reconciliation from underlying earnings before tax to income before tax, being the most comparable IFRS measure, is presented in the tables in this note.

The items that are excluded from underlying earnings before tax as described further below are: fair value items, realized gains or losses on investments, impairment charges/reversals, other income or charges, run-off businesses and share in earnings of joint ventures and associates.

Change in measurement of performance measure

Aegon has changed the measurement of underlying earnings before tax for its real estate investments portfolio held by Aegon the Netherlands. Previously, direct returns on these investments were reported as part of underlying earnings before tax and the fair value movements were reported as part of Fair value items. From January 1, 2018, fair value items include the over-or underperformance for the real estate investments of Aegon the Netherlands, for which ‘management’s best estimate’ is included in underlying earnings before tax. In addition, Aegon the Netherlands started to record its management’s best estimate investment return on consumer loan investments (net of expected impairments) in underlying earnings before tax, where previously the gross returns were recorded in underlying earnings before tax and the impairments in the impairment line. All other alternative investments are reported similarly with ‘management’s best estimate investment return’ being included in underlying earnings before tax and the over- or underperformance in Fair value items.

For segment reporting purposes, the impact of this change in measurement on full year 2017 was an increase in Aegon Group consolidated underlying earnings before tax of EUR 37 million and a decrease in fair value items of EUR 61 million and a decrease in impairment charges of EUR 24 million. There is no impact on net income in any of the reporting periods. Comparative numbers have been restated in Aegon’s segment reporting note, enabling a like for like comparison. The presentation of the items in the IFRS income statement remains unchanged and continue to be part of the line ‘Investment income’.

Impact from assumption and model updates

In 2018, a pre-tax charge of EUR 121 million (2017: EUR 276 million charge) has been recorded in other income/(charges) in respect of assumption changes and model updates. The impact is mainly attributable to Aegon’s business in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 6 million, which includes charges of EUR 164 million, mainly driven by Americas Life mortality updates to reflect actual experience, partially offset by gains of EUR 158 million, mainly driven by the positive impact from new expense allocation methodology within Retirement plans and Variable and Fixed annuities lines of business, Universal Life model update using results from AXIS model and a Variable Annuities (WB) modelling enhancement in discount curve upon account exhaustion. In the Netherlands, assumption changes and model updates led to a net loss of EUR 111 million, which includes charges of EUR 219 million mainly related to the population mortality best estimate update to reflect latest available data and an improvement in the modelling of policyholder behavior (lapses) and the lowering of IFRS ultimate forward rate from 4.25% to 3.65%. This was partly offset by EUR 108 million gains driven by the TKP/UL model conversion.

During 2017 Aegon implemented actuarial assumption and model updates resulting in a net EUR 276 million charge (2016: EUR 118 million charge) to income before tax.

Fair value items

Fair value items include the over-or underperformance of investments and guarantees held at fair value for which management’s best estimate investment return is included in underlying earnings before tax.

In addition, hedge ineffectiveness on hedge transactions, fair value changes on economic hedges without natural offset in earnings and for which no hedge accounting is applied and fair value movements on real estate are included under fair value items.

Certain assets held by Aegon are carried at fair value and managed on a total return basis, with no offsetting changes in the valuation of related liabilities. These include assets such as investments in hedge funds, private equities, real estate (limited partnerships), convertible bonds and structured products. Underlying earnings before tax exclude any over-or underperformance compared to management’s best estimate investment return on assets. Based on current holdings and asset returns, the long-term expected return on an annual basis is 3-10%, depending on asset class, including cash income and market value changes. The expected earnings from these asset classes are net of deferred policy acquisition costs (DPAC) where applicable.

In addition, certain products offered by Aegon Americas contain guarantees and are reported on a fair value basis and the total return annuities and guarantees on variable annuities. The earnings on these products are impacted by movements in equity markets and risk-free interest rates. Short-term developments in the financial markets may therefore cause volatility in earnings. Included in underlying earnings before tax is management’s best estimate expected return on these products. Any over-or underperformance compared to management’s expected return is excluded from underlying earnings before tax.

The fair value movements of certain guarantees and the fair value change of derivatives that hedge certain risks on these guarantees of Aegon’s businesses in the Netherlands and Japan are excluded from underlying earnings before tax, because management’s best estimate expected return for these guarantees is set at zero. In addition, fair value items include market related results on our loyalty bonus reserves in the United Kingdom. The value of these reserves are directly related to policyholder investments which value is directly impacted by movements in equity and bond markets.

Holding and other activities include certain issued bonds that are held at fair value through profit or loss (FVTPL). The interest rate risk on these bonds is hedged using swaps. The fair value movement resulting from changes in Aegon’s credit spread used in the valuation of these bonds are excluded from underlying earnings before tax and reported under fair value items.

Realized gains or losses on investments

Realized gains or losses on investments includes realized gains and losses on available-for-sale investments, mortgage loans and other loan portfolios.

Impairment charges/reversals

Impairment charges/reversals include impairments on available-for-sale debt securities, shares including the effect of deferred policyholder acquisition costs, mortgage loans and other loan portfolios at amortized cost, joint ventures and associates. Impairment reversals include reversals on available-for-sale debt securities. For Aegon the Netherlands, the expected impairments on alternative assets classes (e.g. illiquid investments – including consumer loans and catastrophe bonds – and residential real estate) are allocated to underlying earnings in order to present management’s best estimate investment return in underlying earnings. Deviations from the expected impairments are presented as part of impairment charges/(reversals) in non-underlying earnings.

Other income or charges

Other income or charges includes the following:

◆	items which cannot be directly allocated to a specific line of business;
◆	the impact of actuarial and economic assumption and model updates used to support calculations of our liabilities for insurance and investment contracts sold to policyholders and related assets; and
◆	items that are outside the normal course of business, including restructuring charges.

In the Consolidated income statement, these restructuring charges are included in operating expenses. Actuarial assumption and model updates are recorded in ‘Policyholder claims and benefits’ in the Consolidated income statement.

Run-off businesses

Run-off businesses includes results of business units where management in earlier years has decided to exit the market and to run-off the existing block of business. This line only includes results related to the run-off of the remaining institutional spread-based business, structured settlements blocks of business, the life reinsurance business and the bank-owned and corporate-owned life insurance (BOLI/COLI) business in the United States. Aegon has other blocks of business for which sales have been discontinued and of which the earnings are included in underlying earnings before tax.

Share in earnings of joint ventures and associates

Earnings from Aegon’s joint ventures in the Netherlands, Mexico, Spain, Portugal, China and Japan and Aegon’s associates in India, Brazil, the Netherlands, United Kingdom, Mexico and France are reported on an underlying earnings before tax basis.

The following table presents Aegon’s segment results.

Income statement – Underlying earnings	Americas	The Nether- lands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Management	Holding and other activities	Elimin- ations	Segment total	Joint ven- tures and asso- ciates elimi- nations	Conso- lidated
2018
Underlying earnings before tax	1,216	615	128	72	24	55	151	(189)	1	2,074	72	2,146
Fair value items	(613)	250	59	4	2	3	-	5	-	(291)	(119)	(409)
Realized gains/(losses) on investments	(204)	46	83	1	(1)	(8)	2	4	-	(77)	(2)	(79)
Impairment charges	(46)	4	-	(2)	-	(5)	-	(9)	-	(58)	-	(58)
Impairment reversals	37	2	-	1	-	-	-	-	-	39	-	39
Other income/(charges)	(397)	(132)	(252)	(7)	(18)	(7)	(5)	(57)	-	(875)	1	(874)
Run-off businesses	(14)	-	-	-	-	-	-	-	-	(14)	-	(14)
Income/(loss) before tax	(20)	784	19	69	7	36	149	(247)	1	798	(47)	751

Income tax (expense)/benefit	71	(136)	20	(8)	(10)	(25)	(44)	46	-	(87)	47	(40)
Net income/(loss)	51	648	38	60	(3)	11	105	(201)	1	711	-	711
Inter-segment underlying earnings	(73)	(101)	(82)	(15)	(2)	(5)	198	80

Revenues 2018
Life insurance gross premiums	7,004	1,632	7,509	405	217	779	-	9	(7)	17,548	(579)	16,969
Accident and health insurance	1,571	219	29	2	100	94	-	-	-	2,015	(36)	1,979
General insurance	-	136	-	231	112	-	-	1	(1)	479	(112)	367
Total gross premiums	8,575	1,987	7,539	638	429	873	-	10	(8)	20,042	(727)	19,316

Investment income	3,125	2,265	1,346	48	36	268	5	286	(284)	7,095	(59)	7,035
Fee and commission income	1,826	211	198	47	16	58	632	-	(206)	2,782	(224)	2,558
Other revenues	5	-	-	-	-	2	1	4	-	12	(6)	5
Total revenues	13,530	4,463	9,083	733	480	1,201	638	300	(499)	29,930	(1,016)	28,914

Inter-segment revenues	1	2	-	-	-	-	206	290

Income statement – Underlying earnings	Americas	The Netherl- ands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Holding and other acti- vities	Elimi- nations	Segment total	Joint ventures and associates elimi- nations	Consoli- dated
2017
Underlying earnings before tax	1,381	557	116	67	4	49	136	(170)	-	2,140	61	2,200
Fair value items	170	(31)	(82)	-	-	-	-	24	-	81	(97)	(16)
Realized gains/(losses) on investments	157	184	62	1	-	4	3	-	-	413	(5)	408
Impairment charges	(37)	(3)	-	(2)	-	(1)	-	(3)	-	(46)	(0)	(46)
Impairment reversals	22	10	-	-	-	-	-	-	-	32	-	32
Other income/(charges)	(353)	296	40	-	-	(19)	(49)	16	-	(68)	(4)	(72)
Run-off businesses	30	-	-	-	-	-	-	-	-	30	-	30
Income/(loss) before tax	1,370	1,013	137	66	4	33	90	(134)	-	2,580	(45)	2,536
Income tax (expense)/benefit	198	(196)	(56)	(9)	(6)	(28)	(42)	29	-	(110)	44	(65)
Net income/(loss)	1,568	818	81	57	(2)	5	48	(105)	-	2,470	(0)	2,470
Inter-segment underlying earnings	(78)	(111)	(87)	(11)	(1)	(1)	214	73
Revenues 2017
Life insurance gross premiums	7,437	1,857	9,603	411	208	983	-	7	(9)	20,498	(546)	19,952
Accident and health insurance	2,115	203	32	1	83	97	-	-	-	2,531	(20)	2,511
General insurance	-	148	-	216	103	-	-	1	(1)	466	(103)	363
Total gross premiums	9,553	2,208	9,635	628	394	1,080	-	8	(10)	23,496	(670)	22,826
Investment income	3,368	2,172	1,517	49	37	246	4	295	(291)	7,396	(58)	7,338
Fee and commission income	1,919	326	235	43	17	63	609	-	(222)	2,990	(188)	2,802
Other revenues	5	-	-	-	3	1	-	4	-	13	(5)	7
Total revenues	14,844	4,706	11,387	720	450	1,390	613	308	(523)	33,895	(921)	32,973
Inter-segment revenues	-	(1)	-	-	-	3	222	298

Income statement – Underlying earnings	Americas	The Nether- lands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Holding and other activities	Elimi- nations	Segement total	Joint ventures and asso- ciates eliminations	Conso- lidated
2016
Underlying earnings before tax	1,249	534	59	55	8	21	149	(162)	-	1,913	48	1,960
Fair value items	(521)	(228)	(7)	-	(1)	(9)	-	(74)	-	(840)	(72)	(912)
Realized gains/(losses) on investments	(13)	189	153	-	(1)	8	3	-	-	340	(6)	334
Impairment charges	(72)	(29)	-	1	-	(1)	(5)	(7)	-	(113)	-	(112)
Impairment reversals	42	17	-	-	-	-	-	-	(1)	58	-	58
Other income/(charges)	(100)	44	(678)	(23)	(0)	(5)	(2)	(6)	-	(771)	-	(771)
Run-off businesses	54	-	-	-	-	-	-	-	-	54	-	54
Income/(loss) before tax	638	526	(474)	34	6	14	145	(249)	(0)	641	(31)	610
Income tax (expense)/benefit	(80)	(109)	18	(15)	(8)	(27)	(48)	65	-	(203)	31	(172)
Net income/(loss)	559	418	(456)	19	(2)	(13)	97	(183)	(0)	438	-	438
Inter-segment underlying earnings	(194)	(95)	(87)	(14)	(1)	74	234	84
Revenues
2016
Life insurance gross premiums	7,363	2,015	9,888	399	191	1,121	-	6	(84)	20,898	(498)	20,400
Accident and health insurance	2,204	210	36	1	73	104	-	(4)	-	2,624	(15)	2,609
General insurance	-	266	-	179	92	-	-	5	(5)	536	(92)	444
Total gross premiums	9,567	2,491	9,924	578	355	1,225	-	7	(89)	24,058	(606)	23,453
Investment income	3,717	2,135	1,661	45	45	232	3	406	(403)	7,841	(54)	7,788
Fee and commission income	1,651	350	95	36	14	61	632	-	(242)	2,596	(188)	2,408
Other revenues	4	-	-	-	2	-	1	3	-	11	(4)	7
Total revenues	14,940	4,976	11,680	659	416	1,517	636	416	(734)	34,507	(852)	33,655
Inter-segment revenues	-	3	-	-	-	79	243	409

The Group uses underlying earnings before tax in its segment reporting as an important indicator of its financial performance. The reconciliation of this measure to the income before tax is shown below. Aegon believes that underlying earnings before tax, together with the other information included in this report, provides a meaningful measure for the investing public to evaluate Aegon’s business relative to the businesses of its peers.

The reconciliation from underlying earnings before tax to income before tax, being the most comparable IFRS measure, is presented in the table below. For those items that cannot be directly reconciled to the respective notes, the explanation is provided below the table.

	Note	2018	2017	2016
Underlying earnings before tax & excl. JVs/Assoc.		2,074	2,140	1,913
Elimination of share in earnings of joint ventures and associates		72	61	48

Rental income	7	(72)	(61)	-
Dividend income	7	30	-	-
Recovered claims and benefits	9	2	-	-
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	(295)	(437)	(783)
Net fair value change on borrowings and other financial liabilities	10	6	-	-
Realized gains and losses on financial investments	10	(92)	431	327
Gains and (losses) on investments in real estate	10	261	193	70
Net fair value change of derivatives	10	(67)	(134)	(277)
Net foreign currency gains and (losses)	10	(2)	5	30
Realized gains and (losses) on repurchased debt	10	1	1	1
Other income	11	8	540	66
Change in valuation of liabilities for insurance contracts	12	(341)	(254)	(144)
Change in valuation of liabilities for investment contracts	12	13	(19)	(18)
Policyholder claims and benefits – Other	12	(9)	34	45
Commissions and expenses	14	(428)	256	75
Impairment (charges) reversals	15	(20)	(16)	(97)
Other charges	17	(375)	(235)	(700)
Run-off businesses	5	(14)	30	54
Income/(loss) before tax		751	2,534	610

◆	Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in Note 10 and reflects the over-or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in underlying earnings before tax.
◆	Net fair value change of derivatives is reported as part of the respective line in Note 10 and includes: 1) the over-or underperformance of derivatives of EUR 3 million gain (2017: EUR 9 million gain, 2016: EUR 8 million gain) for which the expected long-term return is included in underlying earnings before tax; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 77 million loss (2017: EUR 145 million loss, 2016: EUR 297 million loss); 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR 7 million gain (2017: EUR 2 million gain, 2016: EUR 12 million gain).
◆	Net foreign currency gains and (losses) are reported as part of the respective line in Note 10.
◆	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in Note 12.
◆	Change in valuation of liabilities for investment contracts is reported as part of the respective line in Note 12.
◆	Policyholder claims and benefits – Other are reported as part of the “Other” line in note 12 and is related to policyholder tax.
◆	Commissions and expenses include: 1) Restructuring charges of EUR 279 million (2017: EUR 116 million charge, 2016: EUR 54 million charge) which are reported as part of Employee and Administration expenses lines in Note 14; 2) Amortization of deferred expenses of EUR 67 million loss (2017: gain of EUR 285 million, 2016: gain of EUR 137 million) which is reported as part of the respective line in Note 14. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 20 million loss (2017: gain of EUR 94 million; 2016: charge of EUR 8 million) which is reported as part of the respective line in Note 14. Commissions and expenses include a DPAC/VOBA fair value adjustment of EUR 88 million loss (2017: gain of EUR 135 million; 2016: gain of EUR 105 million).
◆	Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 41 million charge (2017: EUR charge of 42 million , 2016: charge of EUR 59 million) as shown in Note 15; 2) Impairment charges and reversals on non-financial assets and receivables of EUR 19 million loss (2017: EUR 1 million gain; 2016: EUR 38 million charge) reported as part of the respective line in Note 15.
◆	There are no interest charges and related fees that are classified for segment reporting purposes as non-underlying earnings.

Other selected income statement items	Americas	The Nether- lands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Management	Holding and other activities	Elimi- nations	Total
2018
Amortization of deferred expenses, VOBA and future servicing rights	852	25	119	52	-	24	-	-	-	1,072
Depreciation	38	12	14	9	3	1	1	2	-	80
Impairment charges/(reversals) on financial assets, excluding receivables	(9)	34	-	1	-	5	-	9	-	41
Impairment charges/(reversals) on non- financial assets and receivables	19	15	1	-	-	1	-	-	-	36

2017
Amortization of deferred expenses, VOBA and future servicing rights	336	27	134	55	-	33	-	-	-	586
Depreciation	44	16	28	8	3	1	3	2	-	105
Impairment charges/(reversals) on financial assets, excluding receivables	19	17	-	2	-	-	-	3	-	42
Impairment charges/(reversals) on non- financial assets and receivables	(2)	3	-	-	-	-	-	-	-	-

2016
Amortization of deferred expenses, VOBA and future servicing rights	761	32	177	59	-	32	-	-	2	1,065
Depreciation	38	17	21	9	3	1	-	2	-	89
Impairment charges/(reversals) on financial assets, excluding receivables	35	12	-	(1)	-	1	5	7	-	59
Impairment charges/(reversals) on non- financial assets and receivables	7	(2)	31	(1)	-	-	-	-	-	36

Number of employees		Americas	The Nether- lands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Holding and other activities	Total
2018
Number of employees – headcount		8,824	3,548	3,135	2,318	519	6,344	1,464	390	26,543
Of which Aegon’s share of employees in joint ventures and associates		559	-	58	-	86	5,983	168	-	6,854

2017
Number of employees – headcount		10,951	3,089	3,435	2,337	610	6,025	1,500	371	28,318
Of which Aegon’s share of employees in joint ventures and associates		549	-	-	-	83	5,702	163	-	6,497

2016
Number of employees – headcount		11,943	4,464	2,673	2,317	600	5,579	1,474	330	29,380
Of which Aegon’s share of employees in joint ventures and associates		561	-	-	-	41	5,186	156	-	5,944

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Management	Holding and other activities	Eliminations	Total
2018
Assets
Cash and Cash equivalents	683	6,004	315	68	80	90	213	1,290	-	8,744
Assets held for sale	-	-	-	-	-	-	-	-	-	-
Investments	71,056	57,738	2,114	933	727	5,720	181	157	-	138,625
Investments for account of policyholders	95,343	23,767	73,958	1,088	99	103	-	-	(5)	194,353
Investments in joint ventures	1	1,001	-	-	472	152	119	-	-	1,745
Investments in associates	72	85	8	5	-	17	131	8	-	327
Deferred expenses	9,209	66	896	74	1	665	-	-	-	10,910
Other assets	27,893	7,421	1,893	210	62	1,907	123	27,284	(28,864)	37,928
Total assets	204,257	96,083	79,184	2,378	1,441	8,654	767	28,738	(28,869)	392,633

Liabilities
Insurance contracts	71,584	34,844	1,435	657	681	7,726	-	15	(1,648)	115,294
Insurance contracts for account of policyholders	68,126	23,855	24,086	919	103	24	-	-	-	117,113
Investment contracts	6,943	10,795	223	85	-	2	-	-	-	18,048
Investment contracts for account of policyholders	27,217	2,101	50,532	169	-	79	-	-	-	80,097
Liabilities held for sale	-	-	-	-	-	-	-	-	-	-
Other liabilities	17,055	17,507	1,047	170	231	67	293	6,156	(3,012)	39,513
Total liabilities	190,924	89,102	77,322	2,000	1,015	7,898	293	6,171	(4,660)	370,065

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Management	Holding and other activities	Eliminations	Total
2017
Assets
Cash and Cash equivalents	548	8,382	317	67	116	71	141	1,125	-	10,768
Assets held for sale	-	-	5,249	-	-	-	-	-	-	5,249
Investments	73,469	53,975	2,011	1,055	720	5,326	157	91	-	136,804
Investments for account of policyholders	102,964	26,697	62,961	1,343	105	-	-	-	(6)	194,063
Investments in joint ventures	6	1,008	-	-	480	118	99	1	-	1,712
Investments in associates	77	74	7	6	-	14	122	8	-	308
Deferred expenses	8,552	76	945	70	1	490	-	-	-	10,135
Other assets	26,628	6,763	1,840	245	72	1,786	101	28,427	(28,979)	36,883
Total assets	212,245	96,975	73,331	2,787	1,494	7,805	620	29,651	(28,985)	395,923

Liabilities
Insurance contracts	68,556	34,379	1,451	624	703	6,696	-	24	(1,615)	110,818
Insurance contracts for account of policyholders	72,501	25,587	22,862	1,109	108	-	-	-	-	122,168
Investment contracts	6,824	9,787	278	52	-	2	-	-	-	16,943
Investment contracts for account of policyholders	30,463	3,255	40,482	234	-	-	-	-	-	74,434
Liabilities held for sale	-	-	5,003	-	-	-	-	-	-	5,003
Other liabilities	19,145	17,400	1,103	365	250	133	218	5,526	(1,684)	42,456
Total liabilities	197,490	90,408	71,178	2,385	1,061	6,830	218	5,550	(3,299)	371,821

Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Management	Holding and other activities	Eliminations	Total
2018

Shares	532	1,412	3	64	10	7	4	128	-	2,161
Debt securities	51,681	21,586	1,005	754	662	5,526	36	3	-	81,253
Loans	9,945	32,536	-	106	37	16	-	12	-	42,653
Other financial assets	8,367	54	1,105	5	-	170	142	14	-	9,858
Investments in real estate	530	2,150	-	4	17	-	-	-	-	2,700
Investments general account	71,056	57,738	2,114	933	727	5,720	181	157	-	138,625

Shares	-	7,403	13,044	184	14	-	-	-	(5)	20,640
Debt securities	1,716	11,283	7,259	176	7	-	-	-	-	20,441
Unconsolidated investment funds	93,548	1,059	48,296	717	78	103	-	-	-	143,800
Other financial assets	79	4,022	4,748	11	-	-	-	-	-	8,861
Investments in real estate	-	-	612	-	-	-	-	-	-	612
Investments for account of policyholders	95,343	23,767	73,958	1,088	99	103	-	-	(5)	194,353

Investments on balance sheet	166,399	81,505	76,072	2,021	826	5,823	181	157	(5)	332,979
Off-balance sheet investments third parties	204,184	3,339	106,347	5,360	491	2,818	149,197	-	(774)	470,963
Total revenue-generating investments	370,583	84,844	182,419	7,381	1,317	8,641	149,378	157	(778)	803,942

Investments
Available-for-sale	55,921	19,974	1,459	810	673	5,686	131	21	-	84,675
Loans	9,945	32,536	-	106	37	16	-	12	-	42,653
Financial assets at fair value through profit or loss	100,002	26,846	74,001	1,101	99	121	50	123	(5)	202,339
Investments in real estate	530	2,150	612	4	17	-	-	-	-	3,312
Total investments on balance sheet	166,399	81,505	76,072	2,021	826	5,823	181	157	(5)	332,979

Investments in joint ventures	1	1,001	-	-	472	152	119	-	-	1,745
Investments in associates	72	85	8	5	-	17	131	8	-	327
Other assets	37,786	13,491	3,104	352	143	2,662	336	28,573	(28,864)	57,582
Consolidated total assets	204,257	96,083	79,184	2,378	1,441	8,654	767	28,738	(28,869)	392,633

Investments	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Management	Holding and other activities	Eliminations	Total
2017
Shares	567	859	5	54	5	1	2	57	-	1,551
Debt securities	54,535	21,411	1,779	712	646	5,252	9	-	-	84,344
Loans	8,831	30,189	-	275	54	6	-	13	-	39,368
Other financial assets	8,904	21	228	10	-	67	146	20	-	9,395
Investments in real estate	633	1,495	-	4	15	-	-	-	-	2,147
Investments general account	73,469	53,975	2,011	1,055	720	5,326	157	91	-	136,804

Shares	-	9,262	15,856	244	14	-	-	-	(6)	25,370
Debt securities	3,116	13,370	8,125	216	9	-	-	-	-	24,836
Unconsolidated investment funds	99,426	276	33,476	873	81	-	-	-	-	134,132
Other financial assets	422	3,788	4,850	11	1	-	-	-	-	9,072
Investments in real estate	-	-	655	-	-	-	-	-	-	655
Investments for account of policyholders	102,964	26,697	62,961	1,343	105	-	-	-	(6)	194,063

Investments on balance sheet	176,434	80,672	64,972	2,398	825	5,326	157	91	(6)	330,868
Off-balance sheet investments third parties	212,736	1,759	114,906	5,709	528	2,718	143,923	-	(981)	481,297
Total revenue-generating investments	389,170	82,431	179,878	8,107	1,353	8,043	144,079	91	(987)	812,165

Investments
Available-for-sale	59,459	19,841	2,007	756	651	5,299	137	20	-	88,170
Loans	8,831	30,189	-	275	54	6	-	13	-	39,368
Financial assets at fair value through profit or loss	107,511	29,147	62,310	1,363	105	21	20	57	(6)	200,528
Investments in real estate	633	1,495	655	4	15	-	-	-	-	2,801
Total investments on balance sheet	176,434	80,672	64,972	2,398	825	5,326	157	91	(6)	330,868

Investments in joint ventures	6	1,008	-	-	480	118	99	1	-	1,712
Investments in associates	77	74	7	6	-	14	122	8	-	308
Other assets	35,728	15,221	8,352	383	189	2,347	242	29,552	(28,979)	63,034
Consolidated total assets	212,245	96,975	73,331	2,787	1,494	7,805	620	29,651	(28,985)	395,923